(Loss)/Earnings Per Share - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Common Share [Line Items]
Net (loss)/earnings attributable to Gold Fields shareholders - Discontinued operations	$ 0.0	$ 0.0	$ 20.5	[1],[2]
Weighted average number of shares issued at the end of the year	774,763,151	769,141,871	742,606,726
Weighted average number of diluted shares issued at the end of the year	774,763,151	769,141,871	742,606,726

[1]	Basic earnings per share from discontinued operations Basic earnings per share is calculated by dividing the profit attributable to ordinary shareholders from discontinued operations of $nil million (fiscal 2014: $nil and fiscal 2013: $20.5 million) by the weighted average number of ordinary shares in issue in fiscal 2015 of 774,763,151 (fiscal 2014: 769,141,871 and fiscal 2013: 742,606,726).
[2]	Diluted earnings per share from discontinued operations Diluted earnings per share is calculated on the basis of profit attributable to ordinary shareholders from discontinued operations of $nil million (fiscal 2014: $nil and fiscal 2013: $20.5 million) and 774,763,151 shares, being the diluted number of ordinary shares in issue in fiscal 2015 (fiscal 2014: 769,141,871 and fiscal 2013: 742,606,726).